Consolidated Statements of Stockholders' Equity and Comprehensive Income/(Loss) (USD $) In Thousands, except Share data	Total	Preferred Stock	Common Stock	Paid - in Capital	Distributions in Excess of Net Income	Accumulated Other Comprehensive Income/(Loss)	Non-controlling interest
Beginning Balance at Dec. 31, 2007	$ 944,353	$ 181,571	$ 1,333	$ 1,653,143	$ (894,072)	$ (770)	$ 3,148
Beginning Balance, Shares at Dec. 31, 2007		8,203,812	133,317,706
Comprehensive (loss)/income
Net (loss) income attributable to UDR, Inc.	697,790				697,790
Change in equity due to non-controlling interest	202						202
Other comprehensive income:
Unrealized gain (loss) on derivative financial instruments	(11,901)					(11,901)
Allocation to redeemable non-controlling interests	744					744
Comprehensive income/(loss)	686,835				697,790	(11,157)	202
Issuance of common and restricted shares	9,197		6	9,191
Issuance of common and restricted shares, Shares			630,536
Issuance of common shares through public offering	183,165		80	183,085
Issuance of common shares through public offering, Shares			8,000,000
Redemption of (27,400, 997,738 and 969,300 shares for the year 2010, 2009, 2008 respectively) of 6.75% Series G Cumulative Redeemable Shares, Shares	(969,300)	(969,300)		(969,300)	(969,300)
Redemption of (27,400, 997,738 and 969,300 shares for the year 2010, 2009, 2008 respectively) of 6.75% Series G Cumulative Redeemable Shares	(20,347)	(24,232)		829	(3,056)
Purchase of common shares, value	(140,528)		(60)	(140,468)
Purchase of common shares, Shares			(5,999,700)
Adjustment for conversion of non-controlling interests of unitholders in operating partnerships	12,175		15	12,160
Adjustment for conversion of non-controlling interests of unitholders in operating partnerships, Shares	1,474,532		1,474,532
Issuance of common shares through special dividend, share	11,358,042
Common stock distributions declared ($0.73, 0.845, 2.2900 per share for the year 2010, 2009, 2008 respectively)	(308,312)				(308,312)
Preferred stock distributions declared-Series E ($1.3288, 1.3288, 1.3288 per share for the year 2010, 2009, 2008 respectively)	(3,724)				(3,724)
Preferred stock distributions declared-Series G ($1.6875, 1.6875, 1.6875 per share for the year 2010, 2009, 2008 respectively)	(8,414)				(8,414)
Adjustment to reflect redeemable non-controlling OP units at redemption value	64,939				64,939
Ending Balance at Dec. 31, 2008	1,419,339	157,339	1,374	1,717,940	(448,737)	(11,927)	3,350
Ending Balance, Shares at Dec. 31, 2008		7,234,512	137,423,074
Comprehensive (loss)/income
Net (loss) income attributable to UDR, Inc.	(87,532)				(87,532)
Change in equity due to non-controlling interest	191						191
Other comprehensive income:
Change in fair value of marketable securities	4,584					4,584
Unrealized gain (loss) on derivative financial instruments	8,133					8,133
Allocation to redeemable non-controlling interests	(788)					(788)
Comprehensive income/(loss)	(75,412)				(87,532)	11,929	191
Issuance of common and restricted shares	8,264		2	8,262
Issuance of common and restricted shares, Shares			193,882
Issuance of common shares through public offering	67,231		45	67,186
Issuance of common shares through public offering, Shares			4,460,032
Redemption of (27,400, 997,738 and 969,300 shares for the year 2010, 2009, 2008 respectively) of 6.75% Series G Cumulative Redeemable Shares, Shares	(997,738)	(997,738)		(997,738)	(997,738)
Redemption of (27,400, 997,738 and 969,300 shares for the year 2010, 2009, 2008 respectively) of 6.75% Series G Cumulative Redeemable Shares	(21,505)	(24,944)		853	2,586
Purchase of common shares, value	(798)		(1)	797
Purchase of common shares, Shares			(100,000)
Adjustment for conversion of non-controlling interests in Series C, D and E LLC	1,456			1,456
Adjustment for conversion of non-controlling interests of unitholders in operating partnerships	21,117		21	21,096
Adjustment for conversion of non-controlling interests of unitholders in operating partnerships, Shares	2,130,452		2,130,452
Issuance of common shares through special dividend, value	132,787		114	132,673
Issuance of common shares through special dividend, share			11,358,042
Common stock distributions declared ($0.73, 0.845, 2.2900 per share for the year 2010, 2009, 2008 respectively)	(127,066)				(127,066)
Preferred stock distributions declared-Series E ($1.3288, 1.3288, 1.3288 per share for the year 2010, 2009, 2008 respectively)	(3,724)				(3,724)
Preferred stock distributions declared-Series G ($1.6875, 1.6875, 1.6875 per share for the year 2010, 2009, 2008 respectively)	(7,188)				(7,188)
Adjustment to reflect redeemable non-controlling OP units at redemption value	(15,519)				(15,519)
Ending Balance at Dec. 31, 2009	1,398,982	132,395	1,555	1,948,669	(687,180)	2	3,541
Ending Balance, Shares at Dec. 31, 2009		6,236,774	155,465,482
Comprehensive (loss)/income
Net (loss) income attributable to UDR, Inc.	(102,899)				(102,899)
Change in equity due to non-controlling interest	146						146
Other comprehensive income:
Change in fair value of marketable securities	(1,092)					(1,092)
Unrealized gain (loss) on derivative financial instruments	(2,497)					(2,497)
Allocation to redeemable non-controlling interests	118					118
Comprehensive income/(loss)	(106,224)				(102,899)	(3,471)	146
Issuance of common and restricted shares	15,726		16	15,710
Issuance of common and restricted shares, Shares			1,562,537
Issuance of common shares through public offering	467,564		245	467,319
Issuance of common shares through public offering, Shares			24,544,367
Redemption of (27,400, 997,738 and 969,300 shares for the year 2010, 2009, 2008 respectively) of 6.75% Series G Cumulative Redeemable Shares, Shares	(27,400)	(27,400)		(27,400)	(27,400)
Redemption of (27,400, 997,738 and 969,300 shares for the year 2010, 2009, 2008 respectively) of 6.75% Series G Cumulative Redeemable Shares	(637)	(685)		23	25
Adjustment for conversion of non-controlling interests of unitholders in operating partnerships	18,429		9	18,420
Adjustment for conversion of non-controlling interests of unitholders in operating partnerships, Shares	923,944		923,944
Common stock distributions declared ($0.73, 0.845, 2.2900 per share for the year 2010, 2009, 2008 respectively)	(126,086)				(126,086)
Preferred stock distributions declared-Series E ($1.3288, 1.3288, 1.3288 per share for the year 2010, 2009, 2008 respectively)	(3,726)				(3,726)
Preferred stock distributions declared-Series G ($1.6875, 1.6875, 1.6875 per share for the year 2010, 2009, 2008 respectively)	(5,762)				(5,762)
Adjustment to reflect redeemable non-controlling OP units at redemption value	(48,236)				(48,236)
Ending Balance at Dec. 31, 2010	$ 1,610,030	$ 131,710	$ 1,825	$ 2,450,141	$ (973,864)	$ (3,469)	$ 3,687
Ending Balance, Shares at Dec. 31, 2010		6,209,374	182,496,330